CONSOLIDATED CASH FLOW STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Cash generated from operating activities	¥ 15,277	¥ 10,727	¥ 39,728
Interest received	671	295	67
Interest paid	(6,354)	(6,646)	(7,014)
Income tax paid	(1,906)	(1,678)	(1,606)
Net cash generated from operating activities	7,688	2,698	31,175
Investing activities
Acquisition of subsidiaries, net of cash acquired			176
Proceeds from disposal of property, plant and equipment and right-of-use assets	990	2,848	814
Proceeds from disposal of other financial assets			492
Proceeds from disposal of derivative financial instruments		51
Acquisition of other financial assets			(50)
Dividends received from associates	26	91	84
Dividends received from joint ventures	237	246	177
Dividends received from other investments in equity and other non-current financial assets	7	20	22
Acquisition of term deposits	(60)	(898)	(43)
Proceeds from maturity of term deposits	120	654	264
Acquisition of property, plant and equipment and other assets	(17,137)	(11,061)	(15,622)
Capital injection into an associates			(500)
Acquisition of an associate	(3)		(386)
Net refunds of aircraft lease deposits			145
Net cash used in investing activities	(15,820)	(8,049)	(14,427)
Financing activities
Dividends paid to equity shareholders of the Company			(613)
Proceeds from issuance of shares		15,951
Proceeds from bank borrowings	76,910	71,841	33,985
Proceeds from corporate bonds	9,000	25,000	7,497
Proceeds from ultra-short-term financing bills	82,500	48,300	43,489
Repayment of bank borrowings	(70,437)	(52,601)	(50,374)
Repayment of ultra-short-term financing bills	(68,900)	(59,800)	(25,000)
Repayment of corporate bonds	(3,749)	(2,655)	(12,951)
Capital element of lease rentals paid	(21,613)	(20,670)	(17,784)
Capital injections from non-controlling interests	1,128	3,802
Payment for purchase of non-controlling interest		(260)
Refund of aircraft lease deposits	49	69
Payments for aircraft lease deposits	(15)
Dividends paid to non-controlling interests	(687)	(32)	(82)
Net cash generated from / (used in) financing activities	4,186	28,945	(21,833)
Net (decrease) / increase in cash and cash equivalents	(3,946)	23,594	(5,085)
Cash and cash equivalents at January 1	25,419	1,849	6,928
Exchange (loss)/gain on cash and cash equivalents	(17)	(24)	6
Cash and cash equivalents at December 31	¥ 21,456	¥ 25,419	¥ 1,849